UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-21405

TrendStar Investment Trust

7300 College Blvd., Suite 308, Overland Park, KS 66210

John Swhear

Unified Fund Services, Inc.

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-661-2900

Date of fiscal year end:	09/30

Date of reporting period:	03/31/2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

See Attachment

TrendStar Investment Trust

TrendStar Small-Cap Fund

TrendStar American Endeavor Fund

Semi-Annual Report

March 31, 2009

Fund Advisor:

TrendStar Advisors, LLC

7300 College Blvd., Suite 308

Overland Park, KS 66210

Toll Free 1-888-747-4872

Dear Fellow Shareholders

Worldwide stock markets continued under pressure during the six months ended March 31, 2009. The International Monetary Fund now projects that world GDP per-capita will decline 2.5% in 2009 in what has become a synchronized global recession—the worst since World War II. In the United States, we are in the sixteenth month of the current recession that has equaled the duration of the recessions ending in March of 1975 and November of 1982. For reference, the average recession since 1945 has lasted 10 months.

Each recession has its own unique attributes, but the one thing that each of them has in common is an end. We studied each recession since 1926 and found that, on average, the stock market reached a bottom about five to six months before the declared recession end date. When will the current recession end? Nobody knows. The National Bureau of Economic Research is tasked with measuring and declaring recession start and end dates, but waiting on their pronouncements is of little value since the time lag between the date of their declaration and the actual recession end is often as much as one year.

As levels of pessimism and fear reach near record levels, some investors have begun to question whether the U.S. market could repeat the experience of Japan. The United States’ economy has experienced 14 recessions since 1926, and the 3-year total return for the S&P 500 measured from each recession end date has always been positive. Not only has the economy always recovered, but so has the stock market. Japanese investors cannot make such a claim. Japan’s stock market peaked at the end of 1989 and today the NIKKEI 225 Index stands at levels it first reached in 1983.

To be sure, there are a number of similarities between Japan’s experience and ours. Japan saw a massive boom in its stock market. The Japanese market had a total inflation-adjusted return of 18.2 percent per year during the 1980s. Our boom during the 1990s saw a 14.8 percent annualized real return. Japan had modest inflation during their boom decade. So did the U.S., with both economies flirting with deflation in their respective post-boom periods. Rapidly growing economies and booming stock markets in both countries rapidly expanded tax revenues. Just a few years before their stock market peaked, the Japanese government began reporting a budget surplus—just as the United States did during the late 1990s. Finally, both countries experienced a bubble in real estate prices. In the U.S., much of the bubble occurred after the drop in stock prices during 2000-2002. Japan’s real estate bubble occurred, coincidently, with the stock bubble and it was much more dramatic. At its peak, Tokyo land prices had risen so much that some estimated the site of the Imperial Palace to be worth more than all of the real estate in California.

But, there is an important and understated difference between Japan and the United States. Japan is a shrinking nation. The birth rate in Japan has been almost exactly out of phase with that of the United States for the past half century. The fact that Japan is an aging society is neither new nor unique. But, Japan and several other nations, have now begun the process of depopulating. A graying nation (like the U.S.) is not the same as a shrinking one. This has massive implications for future economic growth and helps explain why years of deficit spending (Japan has the worst budget deficit as a percentage of GDP of any developed country) and interest rates near zero have had little impact on restarting the Japanese economy. It also helps explain that even as Japan’s central bank was lowering interest rates to essentially zero, the country continued to have a high savings rate.

GDP can be factored as follows: GDP = (number of people) x (output per person). For most of history nearly every country’s GDP has been positively influenced by rising population. Unlike Japan, the first variable in our simple GDP model for the United States is growing. Population growth occurs in the U.S. for two reasons. The U.S. is the only wealthy nation with replacement rate fertility. In addition, unlike Japan, the U.S. has net positive immigration.

During the early 1990s, Japan’s stock market began struggling with, and correctly forecasting, a future of difficult economic expansion. From 1993 to 2006, Japan’s GDP, expressed in dollars, was essentially unchanged at $4.3 trillion. Stagnant GDP growth makes corporate earnings growth difficult, if not impossible. During this time period, Japan’s population increased by less than 3 million people.

Contrast this with the United States. From 1993 to 2006, the United States’ GDP grew from $6.6 to $13.2 trillion—more than doubling. During the same period, the U.S. population grew by nearly 40 million.

Japan is now second to the tax haven of Monaco in oldest average age of its residents. For Japan to grow, its economy it will have to rely solely on increasing its output per capita. But, residents of Japan are more likely to break hips than break productivity records. By contrast, the United States is a nation of relatively young people with an average age of less than 37—number 53 in the ranking of countries by average age.

The view that the United States is about to enter a prolonged economic collapse in the style of Japan is likely to be just as wrong as another widespread conclusion from twenty years ago. Namely, that Japan would eventually become the world’s dominant economy with the U.S. ceding entire industries to Japan, Inc. Of course, today, China has replaced Japan as the perceived threat to American economic dominance, but it too faces a demographic challenge. China’s population growth is stagnant and the country is beginning to report labor shortages.

We believe the U.S. will experience cyclical fluctuations in its economy due to the unevenness of its historic birthrate. The leading edge of the baby boom is just starting to retire. We would expect the savings rate to remain relatively high, not just due to the current economic fears, but due to the economic reality of a large wave of new retirees. But, unlike Japan, and many other countries, the United States’ fertility rate is just high enough to meet replacement and it is still a beacon to immigrants (that become new producers, consumers and hence contributors to GDP growth). This rising tide of human capital may be a long-run competitive advantage for the U.S. that helps to turn the current leveraged-induced recession into growth once again.

During the six months ended March 31, 2009, the TrendStar Small-Cap Fund had a total return of negative 29.3%. This was much better than both the Russell 2000 Index that fell 37.2% and the Russell 2000 Growth Index that was down 34.5%. The top three contributors to performance were Life Technologies, Akamai Technologies and ICU Medical. Both Life Technologies and ICU Medical are healthcare companies that have weathered the economic storm far better than most companies and Akamai is a tech company that has benefited from increased Internet data traffic. The three largest detractors from performance were Mercury Computer Systems, Aribitron (both of which were sold during period) and Daktronics. Daktronics has felt the impact of a slowing in construction, but the value of its digital signage products combined with a very strong balance sheet position it well for future periods.

The TrendStar American Endeavor Fund had a total return of negative 28.1% during the six months ended March 31, 2009, versus a negative 30.5% return for the S&P 500 and a negative 25.2% return for the S&P 500/CitiGroup Growth Index. The top contributors to performance were Schering-Plough, Wyeth and Praxair. Schering and Wyeth received buyout offers from Merck and Pfizer, respectively in early 2009. The largest negative impact on the Fund was from Bank of America, Citigroup (which were both sold) and Aflac. The insurer Aflac fell under pressure along with other financial firms, but capital adequacy fears for the company have since eased and the stock has recovered strongly during the month of April.

Lastly, we announced during the period our agreement for Trendstar Advisors, LLC to be acquired by subsidiaries of UMB Financial. If approved by shareholders, the Trendstar Small-Cap Fund will be reorganized into the UMB Scout Funds family and called the Scout TrendStar Small-Cap Fund. The ticker symbol will remain the same, and we will continue managing the Small-Cap Fund with the same long-term strategy that we have employed in the past. We are very excited about becoming part of the Scout team and it will enhance our access to an array of world-class resources. As part of the UMB acquisition, we have also agreed to close the TrendStar American Endeavor Fund. While we close the American Endeavor Fund with regret, we recognize that this product overlapped with existing Scout offerings, and it will provide us the benefit of intensifying our focus on the management of only the Small-Cap Fund. We look forward to continuing our relationship and to reporting results with you in the years ahead.

Thomas W. Laming	James McBride
President & Portfolio Manager	Treasurer & Portfolio Manager

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Funds may be lower or higher than the performance quoted. The Funds’ investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by either calling 1-888-747-4872 or visiting www.trendstarfunds.com. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-888-747-4872 or visiting www.trendstarfunds.com.

*Annualized.
** Return figures reflect any change in price per share and assume the reinvestment of all distributions.

*** The Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The Russell 2000 Index, Russell 2000 Growth Index, S&P 500 Index and S&P 500/Citigroup Growth Index (previously S&P 500 Barra Growth Index) are widely recognized unmanaged indices representative of broader markets and ranges of securities than is found in the Funds’ portfolios. Individuals cannot invest directly in the Indices; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

**** The Lipper classification averages represent a simple average of all funds within a given Lipper classification.

Funds are distributed by Unified Financial Securities, Inc., member FINRA

This graph shows the value of a hypothetical initial investment of $10,000 in the Fund and the Russell 2000 Growth Index on October 31, 2003 (inception date of the Fund) and held through March 31, 2009. The Russell 2000 Growth Index, the Russell 2000 Index and the Lipper Small-Cap Growth Funds Average Index are widely recognized unmanaged indices of common stock prices. The Indices returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more information on the TrendStar Small-Cap Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-888-747-4872. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

This graph shows the value of a hypothetical initial investment of $10,000 in the Fund and the Russell 2000 Growth Index on October 31, 2003 (inception date of the Fund) and held through March 31, 2009. The S&P 500 Index, the S&P 500/Citigroup Growth index and the Lipper Large-Cap Growth Funds Average Index are widely recognized unmanaged indices of common stock prices. The Indices returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more information on the TrendStar American Endeavor Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-888-747-4872. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

FUND HOLDINGS– (Unaudited)

1As a percent of net assets.

The Fund normally invests at least 80% of its assets in common stocks of small U.S. companies with capitalizations that fall within or below the market capitalization ranges of companies included in the S&P Small Cap 600 Index or the Russell 2000 Index within the previous three years of purchase. As of March 31, 2009, the S&P Small Cap 600 Index included companies with market capitalizations ranging from $10 million to $2.12 billion, and the Russell 2000 Index included companies with market capitalizations below $4.059 billion.

1As a percent of net assets.

2U.S. companies generating less than 33 1/3% of sales outside the United States.

The Fund normally invests at least 80% of its assets in common stocks of domestic companies that generate at least one-third of their annual sales or net income from operations conducted outside the United States.

Availability of Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Qs are available at the SEC’s website at www.sec.gov. The Funds’ Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Funds’ Expenses– (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (i) redemption fees on short-term redemptions and (ii) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 through March 31, 2009.

TrendStar Small-Cap Fund	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 - March 31, 2009
Actual	$1,000.00	$706.90	$5.96
Hypothetical **	$1,000.00	$1,017.95	$7.04

* Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

** Assumes a 5% annual return before expenses.

TrendStar American Endeavor Fund	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 - March 31, 2009
Actual	$1,000.00	$719.52	$6.00
Hypothetical **	$1,000.00	$1,017.95	$7.04

* Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

** Assumes a 5% annual return before expenses.

Actual Expenses

The first line of the table above provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table above provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Funds would increase your expenses.

TrendStar Funds
TrendStar Small-Cap Fund
Schedule of Investments
March 31, 2009
(Unaudited)

Common Stocks - 99.43%	Shares	Value

Capital Markets - 2.68%
Waddell & Reed Financial, Inc. - Class A	11,900	$ 215,033

Commercial Banks - 1.41%
Boston Private Financial Holdings, Inc.	32,193	112,997

Commercial Services & Supplies - 1.51%
CRA International, Inc. (a)	6,426	121,323

Communications Equipment - 3.26%
Black Box Corp.	11,102	262,118

Diversified Financial Services - 1.73%
Jack Henry & Associates, Inc.	8,500	138,720

Drawing and Insulating Nonferrous Wire - 1.63%
General Cable Corp. (a)	6,600	130,812

Electric Lighting & Wiring Equipment - 4.01%
Acuity Brands, Inc.	4,400	99,176
Daktronics, Inc.	34,100	223,355
		322,531

Electronic Equipment & Instruments - 2.21%
National Instruments Corp.	9,519	177,529

Engineering and Construction - 0.54%
Energy Conversion Devices, Inc. (a)	3,300	43,791

Grain Mill Products - 2.61%
Ralcorp Holdings, Inc. (a)	3,900	210,132

Health Care Equipment & Supplies - 11.82%
Analogic Corp.	5,325	170,506
Bio-Reference Laboratories, Inc. (a)	13,916	290,984
ICU Medical, Inc. (a)	9,432	302,956
PSS World Medical, Inc. (a)	3,568	51,201
ResMed, Inc. (a)	3,800	134,292
		949,939

Health Care Providers & Services - 5.22%
AmSurg Corp. (a)	18,615	295,048
Centene Corp. (a)	4,501	81,108
Eclipsys Corp. (a)	4,309	43,693
		419,849

Household Products - 1.17%
Energizer Holdings, Inc. (a)	1,900	94,411

Industrial Instruments for Measurement, Display and Control - 1.69%
Roper Industries, Inc.	3,200	135,840

*See accompanying notes which are an integral part of these financial statements.

TrendStar Funds
TrendStar Small-Cap Fund
Schedule of Investments - continued
March 31, 2009
(Unaudited)

Common Stocks - 99.43% - continued	Shares	Value

Investment Advice - 2.55%
Federated Investors, Inc. - Class B	9,200	$ 204,792

IT Services - 3.00%
CACI International, Inc. - Class A (a)	6,600	240,834

Laboratory Analytical Instruments - 4.77%
Illumina, Inc. (a)	10,300	383,572

Materials - 3.32%
Cabot Microelectronics Corp. (a)	11,109	266,949

Mining & Quarrying of Nonmetallic Minerals - 1.55%
USEC, Inc. (a)	26,000	124,800

Miscellaneous Fabricated Metal Products - 1.50%
Shaw Group, Inc./The (a)	4,400	120,604

Miscellaneous Metal Ores - 3.89%
Cameco Corp.	18,200	312,494

Personal Products - 3.85%
Alberto-Culver Co.	13,700	309,757

Radio & TV Broadcasting & Communications Equipment - 3.11%
Life Technologies Corp. (a)	7,700	250,096

Securities Brokers, Dealers & Flotation Companies - 1.09%
SEI Investments Co.	7,200	87,912

Semiconductors & Equipment - 12.14%
Cree, Inc. (a)	16,450	387,069
IXYS Corp.	31,320	252,439
SunPower Corp. - Class A (a)	1,600	38,048
Varian Semiconductor Equipment Associates, Inc. (a)	13,756	297,955
		975,511

Services - Business Services - 2.08%
Akamai Technologies, Inc. (a)	8,600	166,840

Services - Computer Integrated Systems Design - 3.04%
Quality Systems, Inc.	5,400	244,350

Services - Computer Programming Services - 0.91%
Cognizant Technology Solutions Corp. - Class A (a)	3,500	72,765

Services - Home Health Care Services - 3.00%
Gentiva Health Services, Inc. (a)	15,849	240,905

Specialty Retail - 1.79%
Barnes & Noble, Inc.	2,154	46,053
inVentiv Health, Inc. (a)	12,000	97,920
		143,973

*See accompanying notes which are an integral part of these financial statements.

TrendStar Funds
TrendStar Small-Cap Fund
Schedule of Investments - continued
March 31, 2009
(Unaudited)

Common Stocks - 99.43% - continued	Shares	Value

Transportation - 0.77%
Forward Air Corp.	3,832	$ 62,193

Wholesale - Chemicals & Allied Products - 2.30%
Sigma-Aldrich Corp.	4,900	185,171

Wholesale - Industrial Machinery & Equipment - 3.28%
Airgas, Inc.	7,800	263,718

TOTAL COMMON STOCKS (Cost $10,300,340)		7,992,261

Cash Equivalents - 0.64%
Fidelity Institutional Prime Money Market Portfolio - Class I, 0.87% (b)	51,710	51,710

TOTAL CASH EQUIVALENTS (Cost $51,710)		51,710

TOTAL INVESTMENTS (Cost $10,352,050) - 100.07%		$ 8,043,971

Liabilities in excess of other assets - (0.07)%		(6,091)

TOTAL NET ASSETS - 100.00%		$ 8,037,880

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at March 31, 2009.

*See accompanying notes which are an integral part of these financial statements.

TrendStar Funds
TrendStar American Endeavor Fund
Schedule of Investments
March 31, 2009
(Unaudited)

Common Stocks - 93.20%	Shares	Value

Agricultural Chemicals - 3.69%
Monsanto Co.	1,600	$ 132,960

Beverages - 7.88%
Coca-Cola Co./The	3,300	145,035
PepsiCo, Inc.	2,700	138,996
		284,031

Biological Products (No Diagnostic Substances) - 1.15%
Genzyme Corp. (a)	700	41,573

Capital Markets - 8.73%
Goldman Sachs Group, Inc./The	1,400	148,428
Morgan Stanley	7,300	166,221
		314,649
Chemicals - 3.55%
Praxair, Inc.	1,900	127,851

Communications Equipment - 4.09%
Cisco Systems, Inc. (a)	8,800	147,576

Diversified Financial Services - 2.21%
JPMorgan Chase & Co.	3,000	79,740

Electronice Equipment & Instruments - 0.92%
SunPower Corp. - Class A (a)	1,400	33,292

Health Care Equipment & Supplies - 3.54%
C.R. Bard, Inc.	1,600	127,552

Hotels, Restaurants & Leisure - 7.67%
McDonald's Corp.	2,600	141,882
Yum! Brands, Inc.	4,900	134,652
		276,534

Household Products - 7.61%
Colgate-Palmolive Co.	2,400	141,552
Kimberly-Clark Corp.	2,875	132,566
		274,118

Insurance - 2.36%
Aflac, Inc.	4,400	85,184

Multiline Retail - 1.45%
Wal-Mart Stores, Inc.	1,000	52,100

Personal Products - 3.68%
Procter & Gamble Co./The	2,817	132,653

Pharmaceuticals - 13.34%
Johnson & Johnson	2,600	136,760
Schering-Plough Corp.	7,300	171,915
Wyeth	4,000	172,160
		480,835

*See accompanying notes which are an integral part of these financial statements.

TrendStar Funds
TrendStar American Endeavor Fund
Schedule of Investments - continued
March 31, 2009
(Unaudited)

Common Stocks - 93.20% - continued	Shares	Value

Semiconductors - 7.45%
Altera Corp.	5,400	$ 94,770
Intel Corp.	6,900	103,845
Microchip Technology, Inc.	3,300	69,927
		268,542

Semiconductor Equipment - 3.91%
Applied Materials, Inc.	13,100	140,825

Services - Computer Integrated Design - 1.32%
Yahoo! Inc. (a)	3,700	47,397

Software - 6.13%
Citrix Systems, Inc. (a)	4,800	108,672
Microsoft Corp.	6,100	112,057
		220,729

Wholesale - Chemicals & Allied Products - 2.52%
Sigma-Aldrich Corp.	2,400	90,696

TOTAL COMMON STOCKS (Cost $3,564,546)		3,358,837

Cash Equivalents - 6.87%
Fidelity Institutional Prime Money Market Portfolio - Class I, 0.87% (b)	247,426	247,426

TOTAL CASH EQUIVALENTS (Cost 247,426)		247,426

TOTAL INVESTMENTS (Cost $3,811,972) - 100.07%		$ 3,606,263

Liabilities in excess of other assets - (0.07)%		(2,532)

TOTAL NET ASSETS - 100.00%		$ 3,603,731

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at March 31, 2009.

*See accompanying notes which are an integral part of these financial statements.

TrendStar Funds
Statements of Assets and Liabilities
March 31, 2009
(Unaudited)
	TrendStar	TrendStar
	Small-Cap	American Endeavor
	Fund	Fund
Assets:
Investments in securities:
At cost	$ 10,352,050	$ 3,811,972
At value	$ 8,043,971	$ 3,606,263

Receivable for fund shares sold	1,979	-
Dividends receivable	3,020	3,350
Interest receivable	156	203
Total assets	8,049,126	3,609,816

Liabilities:
Payable for fund shares redeemed	2,074	1,985
Payable to Advisor	4,586	2,050
Payable to Administrator	4,586	2,050
Total liabilities	11,246	6,085

Net Assets:	$ 8,037,880	$ 3,603,731

Net Assets consist of:
Paid in capital	$ 45,966,505	$ 5,237,893
Accumulated undistributed net investment income (loss)	(26,606)	26,317
Accumulated undistributed net realized gain (loss) on investments	(35,593,940)	(1,454,770)
Net unrealized appreciation (depreciation) on investments	(2,308,079)	(205,709)

	$ 8,037,880	$ 3,603,731

Shares outstanding (unlimited number of shares authorized)	1,508,850	709,645

Net asset value and offering price per share	$ 5.33	$ 5.08

Redemption price per share (NAV * 98%) (a)	$ 5.22	$ 4.98

(a) The Funds charge a 2.00% redemption fee on shares redeemed within 7 days of purchase.

*See accompanying notes which are in integral part of these financial statements.

TrendStar Funds
Statements of Operations
For the Six Months Ended March 31, 2009
(Unaudited)

	TrendStar	TrendStar
	Small-Cap	American Endeavor
	Fund	Fund
Investment Income:
Dividend income (net of withholding tax of $254 and $0, respectively)	$ 44,194	$ 57,466
Interest income	873	743
Total Income	45,067	58,209

Expenses:
Investment Advisor fee (a)	36,053	14,961
Administration expenses (a)	36,053	14,961
Total Operating Expenses	72,106	29,922
Net Investment Income (Loss)	(27,039)	28,287

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(4,442,216)	(1,434,038)
Change in unrealized appreciation (depreciation)
on investment securities	(731,243)	(416,290)
Net realized and unrealized gain (loss) on investment securities	(5,173,459)	(1,850,328)
Net increase (decrease) in net assets resulting from operations	$ (5,200,498)	$ (1,822,041)

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are in integral part of these financial statements.

TrendStar Funds
Statements of Changes In Net Assets

	TrendStar Small-Cap Fund

	For the
	Six Months ended	For the
	March 31, 2009	Year ended
	(Unaudited)	September 30, 2008
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ (27,039)	$ (740,183)
Net realized gain (loss) on investment securities	(4,442,216)	(30,018,878)
Change in unrealized appreciation (depreciation)
on investment securities	(731,243)	(2,542,418)
Net increase (decrease) in net assets resulting from operations	(5,200,498)	(33,301,479)

Distributions:
From net realized gain	-	(22,546,957)
Tax return of capital	-	(58,005)
Total distributions	-	(22,604,962)

Capital Share Transactions:
Proceeds from shares sold	1,114,837	11,339,881
Reinvestment of distributions	-	22,516,103
Amount paid for Fund shares redeemed	(7,557,822)	(129,365,912)
Redemption Fees	-	15
Net increase (decrease) in net assets resulting
from capital share transactions	(6,442,985)	(95,509,913)
Total Increase (Decrease) in Net Assets	(11,643,483)	(151,416,354)

Net Assets
Beginning of period	19,681,363	171,097,717

End of period	$ 8,037,880	$ 19,681,363

Accumulated undistributed net investment income (loss)
included in net assets at end of period	$ (26,606)	$ 433

Capital Share Transactions
Shares sold	193,832	1,227,796
Shares issued in reinvestment of distributions	-	2,387,710
Shares redeemed	(1,295,480)	(14,574,024)

Net increase (decrease) from capital share transactions	(1,101,648)	(10,958,518)
*See accompanying notes which are in integral part of these financial statements.

TrendStar Funds
Statements of Changes In Net Assets

	TrendStar American Endeavor Fund

	For the
	Six Months	For the
	ended	Year ended
	March 31, 2009 (Unaudited)	September 30, 2008
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ 28,287	$ 37,452
Net realized gain (loss) on investment securities	(1,434,038)	407,724
Change in unrealized appreciation (depreciation)
on investment securities	(416,290)	(2,536,834)
Net increase (decrease) in net assets resulting from operations	(1,822,041)	(2,091,658)

Distributions:
From net investment income	(40,112)	-
From net realized gain	(413,422)	(1,758,022)
Total distributions	(453,534)	(1,758,022)

Capital Share Transactions:
Proceeds from shares sold	23,165	658,749
Reinvestment of distributions	453,263	1,757,391
Amount paid for Fund shares redeemed	(1,101,045)	(2,562,809)
Net increase (decrease) in net assets resulting
from capital share transactions	(624,617)	(146,669)
Total Increase (Decrease) in Net Assets	(2,900,192)	(3,996,349)

Net Assets
Beginning of period	6,503,923	10,500,272

End of period	$ 3,603,731	$ 6,503,923

Accumulated undistributed net investment income
included in net assets at end of period	$ 26,317	$ 38,142

Capital Share Transactions
Shares sold	3,925	60,069
Shares issued in reinvestment of distributions	83,937	184,794
Shares redeemed	(205,367)	(279,255)

Net increase (decrease) from capital share transactions	(117,505)	(34,392)
*See accompanying notes which are in integral part of these financial statements.

TrendStar Funds Financial Highlights For a Fund share outstanding during each period

	TrendStar Small-Cap Fund

	For the Six Months ended		For the Year ended		For the Year ended		For the Year ended	For the Year ended	For the period ended
	March 31, 2009 (Unaudited)		September 30, 2008		September 30, 2007		September 30, 2006	September 30, 2005	September 30, 2004(a)
Selected Per Share Data:
Net asset value, beginning of period	$ 7.54		$ 12.61		$12.19		$ 11.94	$10.48	$ 10.00
Income from investment operations
Net investment income (loss)	(0.02)		(0.29)		(0.12)		(0.10)	(0.07)	(0.05)
Net realized and unrealized gain (loss)	(2.19)		(2.89)		1.70		0.59	1.68	0.53
Total from investment operations	(2.21)		(3.18)		1.58		0.49	1.61	0.48
Less Distributions to Shareholders:
From net realized gain	-		(1.89)		(1.16)		(0.24)	(0.15)	-
From return of capital	-		-	(f)	-		-	-	-
Total distributions to shareholders	-		(1.89)		(1.16)		(0.24)	(0.15)	-

Paid in capital from redemption fees	-		-	(b)	-	(b)	-	-	-

Net asset value, end of period	$5.33		$7.54		$ 12.61		$12.19	$11.94	$ 10.48

Total Return (c)	-29.31%	(d)	-28.20%		13.44%		4.08%	15.37%	4.80%(d)

Ratios and Supplemental Data
Net assets, end of period	$8,037,880		$ 19,681,363		$171,097,717		$235,242,616	$193,198,332	$ 72,598,859
Ratio of expenses to average net assets	1.40%	(e)	1.40%		1.37%		1.36%	1.39%	1.40% (e)
Ratio of expenses to average net assets
before waiver & reimbursement	1.40%	(e)	1.42%		1.37%		1.36%	1.39%	1.44% (e)
Ratio of net investment (loss) to
average net assets	(0.52)%	(e)	(0.84)%		(0.79)%		(0.76)%	(0.90)%	(0.81)% (e)
Ratio of net investment (loss) to
average net assets before waiver & reimbursement	(0.52)%	(e)	(0.86)%		(0.79)%		(0.76)%	(0.90)%	(0.85)% (e)
Portfolio turnover rate	20.25%		53.28%		21.11%		37.21%	11.92%	14.29%

(a) October 31, 2003 (Commencement of Operations) through September 30, 2004.
(b) Redemption fees resulted in less than $0.005 per share.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.
(f) Return of capital resulted in less than $0.005 per share.

*See accompanying notes which are in integral part of these financial statements.

TrendStar Funds
Financial Highlights
For a Fund share outstanding during each period

	TrendStar American Endeavor Fund

	For the		For the	For the		For the	For the	For the
	Six Months ended		Year ended	Year ended		Year ended	Year ended	period ended
	March 31, 2009 (Unaudited)		September 30, 2008	September 30, 2007		September 30, 2006	September 30, 2005	September 30, 2004	(a)

Selected Per Share Data:
Net asset value, beginning of period	$ 7.86		$ 12.19	$ 11.04		$ 10.92	$9.84	$ 10.00
Income from investment operations
Net investment income (loss)	0.04		0.04	(0.01)		(0.01)	0.01	(0.03)
Net realized and unrealized gain (loss)	(2.21)		(2.35)	2.52		0.35	1.10	(0.13)
Total from investment operations	(2.17)		(2.31)	2.51		0.34	1.11	(0.16)
Less Distributions to Shareholders:
From net investment income	(0.05)		-	-		(0.01)	(0.01)	-
From net realized gain	(0.56)		(2.02)	(1.36)		(0.21)	(0.02)	-
Total distributions to shareholders	(0.61)		(2.02)	(1.36)		(0.22)	(0.03)	-

Paid in capital from redemption fees	-		-	-	(b)	-	-	-

Net asset value, end of period	$ 5.08		$ 7.86	$ 12.19		$11.04	$10.92	$9.84

Total Return (c)	-28.05%	(d)	-21.80%	23.42%		3.15%	11.26%	-1.60%	(d)

Ratios and Supplemental Data
Net assets, end of period	$ 3,603,731		$ 6,503,923	$10,500,272		$ 27,086,759	$26,200,192	$23,183,200
Ratio of expenses to average net assets	1.40%	(e)	1.40%	1.40%		1.40%	1.40%	1.40%	(e)
Ratio of expenses to average net assets
before waiver & reimbursement	1.40%	(e)	1.42%	1.45%		1.46%	1.54%	1.41%	(e)
Ratio of net investment income (loss) to
average net assets	1.32%	(e)	0.45%	(0.03)%		(0.06)%	0.13%	(0.40)%	(e)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement	1.32%	(e)	0.43%	(0.08)%		(0.12)%	(0.01)%	(0.41)%	(e)
Portfolio turnover rate	25.52%		16.93%	21.13%		13.44%	11.68%	10.60%

(a) October 31, 2003 (Commencement of Operations) through September 30, 2004.
(b) Redemption fees resulted in less than $0.005 per share.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.

*See accompanying notes which are in integral part of these financial statements.

TrendStar Funds

Notes to the Financial Statements

March 31, 2009

(Unaudited)

NOTE 1. ORGANIZATION

TrendStar Investment Trust is a statutory business trust organized under Delaware law on July 23, 2003 and is operating as an open-end management investment company of the series type. The Trust was originally organized as the Sirius Investment Trust, but changed its name to TrendStar Investment Trust on or about October 2, 2003. Prior to October 31, 2003, the Trust did not engage in operations other than to attend to organizational matters, which included the sale of 5,000 shares of each series offered by the Trust, and the registration of its shares. The Trust's Agreement and Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of series (“Funds”), each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Trust offers two series of shares; TrendStar Small-Cap Fund (“Small-Cap Fund”) and the TrendStar American Endeavor Fund (“American Endeavor Fund”). The shares of each Fund are subject to a 2.00% redemption fee, if redeemed within 7 days of purchase. Each Fund is a diversified Fund. Each Fund commenced investment operations on October 31, 2003. The investment objective of each Fund is to achieve long-term growth of capital with income as a secondary consideration.

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities Valuations - Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”). Fixed income securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being determined by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs

TrendStar Funds

Notes to the Financial Statements

March 31, 2009

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES - continued

after the close of a market but before the Funds’ NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or thinly traded securities are more likely to trigger fair valuation than other securities.

Federal Income Taxes- There is no provision for federal income tax. Each Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

Accounting for Uncertainty in Income Taxes – The Funds adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes effective October 1, 2007. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Funds’ net assets or results of operation.

As of and during the six months ended March 31, 2009, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2004.

Fair Value Measurements – The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The Funds value their common stocks and real estate investment trusts at the closing price established by the market exchange on which they trade. Any fixed income securities the Funds may own are valued by a pricing service using an evaluated price method established by the pricing service. To date, the Advisor has not had to provide any fair value pricing for any securities held by the Funds (Level 3 Securities). For additional information on the Funds’ security valuation policies, refer to the securities valuation section in the Notes to the Financial Statements.

TrendStar Funds

Notes to the Financial Statements

March 31, 2009

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES - continued

The following is a summary of the inputs used to value the Small Cap Fund’s assets as of March 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 8,043,971	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 8,043,971	$ -
*Other financial instruments include futures, forwards, and swap contracts.

The following is a summary of the inputs used to value the American Endeavor Fund’s assets as of March 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 3,606,263	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 3,606,263	$ -

*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including for how such activities are accounted and their effect on the Funds’ financial performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.

Security Transactions and Related Income- Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions- The Small-Cap Fund and American Endeavor Fund intend to distribute substantially all of their net investment income as dividends to their shareholders on at least an annual basis. Each Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.

TrendStar Funds

Notes to the Financial Statements

March 31, 2009

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES - continued

Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES

TrendStar Advisors, LLC (the “Advisor”) manages the investment portfolio and the general business affairs of each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Certain officers and Trustees of the Funds are also officers and Trustees of the Advisor. Under the terms of the Advisory Agreement, the Advisor manages the investment operations of each Fund in accordance with the Fund's investment policies and restrictions. The Advisor furnishes an investment program for each Fund (determines what investments should be purchased, sold, and held) and makes changes on behalf of the Trust in the investments of each Fund. At all times the Advisor's actions on behalf of the Funds are subject to the overall supervision and review of the Board. The Funds are obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.70% of the first $100 million in average daily net assets of each Fund and 0.60% on average daily net assets over $100 million. For the six months ended March 31, 2009, the Advisor earned a fee of $36,053 and $14,961 from the Small-Cap Fund and the American Endeavor Fund, respectively. At March 31, 2009, the Small-Cap Fund and the American Endeavor Fund owed the Advisor $4,586 and $2,050, respectively, for its advisory services.

The Advisor has voluntarily agreed to waive all or a portion of its fees and/or reimburse expenses of each Fund, but only to the extent necessary to maintain total operating expenses (excluding brokerage costs, borrowing costs, taxes and extraordinary expenses) at 1.40% of average daily net assets. The Advisor may terminate this voluntary agreement at any time. The Advisor has entered into an agreement with the Trust that allows the Advisor to recover operational expenses waived and/or reimbursed for a period of three years after the waiver/reimbursement, but only to the extent that such recovery can be made without exceeding a Fund’s expense cap of 1.40%.

The waived fees related to operating expenses subject to recovery, at September 30, 2008 were as follows:

 Fund                                                 Amount To be repaid by September 30,

American Endeavor Fund	$14,167	2009
2,960	2010
2,168	2011

 Fund                                              Amount To be repaid by September 30,

               Small Cap Fund                       $19,963                                            2011

The Trust also entered into an Administrative Services Agreement with the Advisor, under which the Advisor is responsible for providing, or arranging to provide, essentially all necessary operational services to the Funds, and paying essentially all operating expenses of the Funds. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Those services and expenses include, but are not limited to, transfer agency, fund accounting, fund administration, legal, custody, independent auditing, regulatory filings and filing fees, insurance, fidelity bonds, and other operational expenses. The

Only Fund or Trust expenses not covered under the agreement are chief compliance officer services, brokerage fees and commissions, interest and other borrowing expenses, taxes and extraordinary expenses. The Advisor may itself provide the services set forth in the agreement to the Funds, or it may, subject to the supervision and prior approval of the Board, engage third parties to provide such services. The Advisor is responsible for paying any third parties so engaged from its own resources.

TrendStar Funds

Notes to the Financial Statements

March 31, 2009

(Unaudited)

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

Pursuant to the terms of the agreement, the fees payable to the Advisor under the administrative services agreement are as set forth in the table below.

Total Trust Assets	Annual Fee Rate
From $0 to $300 million	0.70%
Greater than $300 million to $500 million	0.65%
Greater than $500 million	0.60%

Each fund bears its pro-rata share of the administrative expense, which for the six months ended March 31, 2009, amounted to $36,053 and $14,961 for the Small-Cap Fund and American Endeavor Fund, respectively. At March 31, 2009, the Funds owed the Advisor $4,586 and $2,050, for the Small-Cap Fund and American Endeavor Fund, respectively, for administration services.

NOTE 4.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2009, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

	Small-Cap Fund	American Endeavor Fund
Purchases
U.S. Government Obligations	$ -	$ -
Other	2,231,338	1,113,224
Sales
U.S. Government Obligations	$ -	$ -
Other	8,347,266	2,386,624

At March 31, 2009, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Small-Cap Fund	American Endeavor Fund

Gross Appreciation	$ 613,173	$ 396,969
Gross (Depreciation)	(2,921,252)	(602,678)
Net Appreciation (Depreciation) on Investments	$ (2,308,079)	$ (205,709)

At March 31, 2009, the aggregate cost of securities for federal income tax purposes was $10,352,050 and $3,811,972 for the Small-Cap Fund and the American Endeavor Fund, respectively.

NOTE 5.	ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

TrendStar Funds

Notes to the Financial Statements

March 31, 2009

(Unaudited)

NOTE 6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. At March 31, 2009 Charles Schwab & Co., Inc. held 47.97% and 73.87% of the Small-Cap Fund and the American Endeavor Fund, respectively, in an omnibus account for the benefit of its customers. At March 31, 2009, one officer of the Trust held 6.57% and 6.27% of the Small-Cap Fund and the American Endeavor Fund, respectively, and one officer of the Trust held 1.57% of the Small-Cap Fund.

NOTE 7.	DISTRIBUTIONS TO SHAREHOLDERS

Small-Cap Fund. The Small-Cap Fund paid long-term and short-term capital gain dividends totaling $1.8931 per share on December 14, 2007 to shareholders of record on December 13, 2007.

The tax characterization of distributions for the fiscal years ended September 30, 2008 and 2007 were as follows:

Distributions paid from:	2008	2007
Short-term capital gain	$ 4,991,218	$ 7,619,086
Long-term capital gain	17,555,739	13,222,568
Return of Capital	58,005	-
	$ 22,604,962	$ 20,841,654

American Endeavor Fund. The American Endeavor Fund paid short-term and long-term capital gain dividends totaling $2.0243 per share on December 14, 2007 to shareholders of record on December 13, 2007.

The tax characterization of distributions for the fiscal years ended September 30, 2008 and 2007 were as follows:

Distributions paid from:	2008	2007
Short-term capital gain	$ 253,851	$ 426,592
Long-term capital gain	1,504,171	1,390,801

	$ 1,758,022	$ 1,817,393

The American Endeavor Fund paid an income dividend totaling $0.0541 per share or $40,412 and a long-term capital gain dividend totaling $0.5576 per share or $413,422 on December 16, 2008 to shareholders of record on December 15, 2008. The American Endeavor Fund paid an income dividend totaling $0.0333 per share or $23,631 on April 1, 2009 to shareholders of record on March 31, 2009.

At September 30, 2008, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Small-Cap	American Endeavor
	Fund	Fund

Undistributed ordinary income	$ 433	$ 36,382
Accumulated undistributed long-
capital gain	-	413,393
Unrealized appreciation	(32,728,560)	191,638
	$ (32,728,127)	$ 641,413

At September 30, 2008, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the deferral of post-October losses in the amount of $31,110,785 for the Small Cap Fund and the tax deferral of losses on wash sales in the amount of $40,939 for the Small-Cap Fund and $18,943 for the American Endeavor Fund.

TrendStar Funds

Notes to the Financial Statements

March 31, 2009

(Unaudited)

NOTE 8.	NON-AFFILIATED SERVICE ARRANGEMENTS (Unaudited)

Transfer Agency and Fund Accounting: With the Board's express prior consent, the Advisor has engaged Unified Fund Services, Inc. (“Unified”), 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208, to perform certain transfer, dividend paying, shareholder servicing, and fund accounting agent functions for the Trust pursuant to a written agreement with the Advisor and the Trust.

Custody: With the Board's express prior consent, the Advisor has engaged Huntington National Bank, 41 South High Street, Columbus, Ohio 43215 (the Custodian) to serve as custodian of the cash and securities of each Fund. The Custodian holds all securities and cash of the Funds, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by officers of the Trust. The Custodian does not exercise any supervisory function over management of the Funds, the purchase and sale of securities, or the payment of distributions to shareholders.

Principal Underwriter: With the Board's express prior consent, the Advisor has engaged Unified Financial Securities, Inc. (the “Underwriter”), 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208, to act as the principal underwriter of the Funds’ shares pursuant to a written agreement with the Advisor and the Trust (“Distribution Agreement”). The Underwriter is a wholly-owned subsidiary company of Unified.

The Distribution Agreement may be terminated by either party upon 60 days' prior written notice to the other party. Pursuant to the Distribution Agreement, the Underwriter facilitates the registration of the Funds’ shares under state securities laws and assists in the sale of shares. For providing underwriting services to the Funds, the Underwriter is not paid an annual fee. Its services are provided as part of the overall package of services provided by Unified. The Underwriter may retain certain underwriting concessions from the sale of Fund shares.

Independent Registered Public Accounting Firm/ Audit Services: The Trust's Board of Trustees has selected Cohen Fund Audit Services, Ltd., 800 Westpoint Parkway, Suite 1100, Westlake, OH 44145, as the Trust's independent registered public accounting firm since the Trust's inception. Cohen Fund Audit Services, Ltd. has been selected to audit the Trust's financial statements for the Trust's fiscal year ending September 30, 2009.

NOTE 9.	SUBSEQUENT EVENT

The Board has determined to close and liquidate the American Endeavor Fund. The Board determined that it is no longer economically viable to continue operating the American Endeavor Fund in view of its size and future prospects for growth. The liquidation is expected to be completed on or about April 30, 2009.

The Board has called a special meeting of shareholders of the Small-Cap Fund to be held on Friday, June 26, 2009. The purpose of the meeting is for shareholders of the Small-Cap Fund to consider approval of an Agreement and Plan of Reorganization under which the Small-Cap Fund would be reorganized into a newly-formed mutual fund within the UMB Scout Funds family of mutual funds called the Scout TrendStar Small Cap Fund.

The Scout TrendStar Small Cap Fund’s investment objective, policies and strategies are substantially identical to those of the Small-Cap Fund. The new fund will be managed by Scout Investment Advisors, Inc. with Thomas Laming continuing to serve as lead portfolio manager and James McBride continuing to serve as co-portfolio manager.

The Boards of TrendStar Investment Trust and UMB Scout Funds have each approved the Agreement and Plan of Reorganization. Shareholders of record of the Small-Cap Fund on Monday, April 27, 2009 will be entitled to vote at the special meeting and will receive a proxy statement/prospectus containing details about the proposed reorganization and the Scout TrendStar Small Cap Fund. If approved, the reorganization is expected to take place on or about June 30, 2009.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent 12-month period ended June 30 are available without charge, upon request: (1) by calling the Funds at (888) 747-4872; and (2) on the Commission’s website at www.sec.gov.

TRUSTEES

P. Bradley Adams, Chairman

Thomas W. Laming

James R. McBride

Robert C. Klemkosky

Kim A. Wilcox

OFFICERS

Thomas W. Laming, President

James R. McBride, Treasurer

Kyle R. Bubeck, Secretary & Chief Compliance Officer

INVESTMENT ADVISOR & ADMINISTRATOR

TrendStar Advisors, LLC.

7300 College Blvd. Suite 308

Overland Park, KS 66210

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

David Jones & Associates, P.C.

395 Sawdust Rd. #2148

The Woodlands, TX 77380

CUSTODIAN

Huntington National Bank

41 South High St.

Columbus, OH 43215

SUB-ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Funds prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders. NOT APPLICABLE – registrant did not submit matters to a vote of security holders during the period

Item 11. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of June 4, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TrendStar Investment Trust

By	/s/ Thomas W. Laming
Thomas W. Laming, President

Date	06/05/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Thomas W. Laming
Thomas W. Laming, President

Date	06/05/09

By	/s/ James R. McBride

James R. McBride, Treasurer

Date	06/05/09